Summary of Significant Accounting Policies (EPS Calculation) (Details) - shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Accounting Policies [Abstract]
Basic EPS shares outstanding	62,211,000	63,596,000	63,875,000
Dilutive effect of stock-based awards	357,000	261,000	0
Diluted EPS shares outstanding	62,568,000	63,857,000	63,875,000
Shares excluded from the calculation of diluted EPS because the option exercise/threshold price was greater than the average market price of the common shares	139,000	122,000	0